UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6177

Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 156.0% (100.0% of Total Investments)
	MUNICIPAL BONDS 156.0% (100.0% of Total Investments)
	Consumer Staples – 6.2% (4.0% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
$ 1,000	5.600%, 6/01/36	12/18 at 100.00	BB–	$ 776,190
1,000	5.650%, 6/01/41	12/18 at 100.00	BB–	739,330
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
320	4.250%, 6/01/21	6/15 at 100.00	BB+	300,358
3,500	5.250%, 6/01/45	6/15 at 100.00	B–	2,540,230
150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	114,320
	Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	4,960,236
	Bonds, Series 2007A-2, 5.300%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	2,575,685
	Bonds, Series 2005A-1, 5.375%, 6/01/38
16,210	Total Consumer Staples			12,006,349
	Education and Civic Organizations – 9.2% (5.9% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	2,865,810
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	2,114,460
	5.000%, 10/01/27 – NPFG Insured
1,575	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	2/20 at 100.00	Aa3	1,614,375
	2010, 5.000%, 2/01/40
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	171,221
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	125,312
160	5.000%, 11/01/25	11/15 at 100.00	A2	164,814
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013,	10/23 at 100.00	Baa1	957,430
	5.000%, 10/01/38
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	4/14 at 100.00	Aa3	6,020,460
	Projects, Series 1997C, 5.400%, 10/01/22
2,798	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	3,747,194
	Tender Option Bond Trust 1065, 9.416%, 3/01/33 (IF)
16,823	Total Education and Civic Organizations			17,781,076
	Health Care – 32.9% (21.1% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	3,061,920
	Series 2004G, 5.250%, 7/01/23
3,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	3,271,540
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	1,275,888
	Series 2012A, 5.000%, 10/01/33
840	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	861,067
	San Diego, Series 2011, 5.250%, 8/15/41
2,400	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,406,168
	5.250%, 11/15/46
7,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	7,784,956
	5.250%, 11/15/46 (UB)
1,270	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,454,201
	6.000%, 8/15/42
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
2,950	5.250%, 2/01/27	2/17 at 100.00	BBB	2,977,494
1,750	5.250%, 2/01/46	2/17 at 100.00	BBB	1,618,593
5,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	5,002,950
	West, Series 2005A, 5.000%, 3/01/35
10,775	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	10,685,568
	Series 2012A, 5.000%, 4/01/42
3,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	3,037,440
	Health System, Series 2005A, 5.250%, 7/01/24
1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,871,703
	Series 2001C, 5.250%, 8/01/31
	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,
	Series 2006:
1,785	5.000%, 3/01/41	3/16 at 100.00	A+	1,765,204
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	2,369,460
770	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	764,071
	2005A, 5.000%, 11/15/43
948	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	997,945
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,002,400
	2005A, 5.000%, 12/01/23
1,785	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,944,293
	2008A, 8.250%, 12/01/38
2,400	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,416,104
	5.250%, 1/01/42
65	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB+	63,953
	6.500%, 11/01/29
3,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	3,126,533
	6.000%, 11/01/41
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,294,338
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
2,575	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	2,807,033
	2011, 6.500%, 1/01/41
63,283	Total Health Care			63,860,822
	Housing/Multifamily – 1.3% (0.8% of Total Investments)
1,230	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,283,456
	Series 2010A, 6.400%, 8/15/45
1,255	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,247,219
	Series 2012A, 5.500%, 8/15/47
2,485	Total Housing/Multifamily			2,530,675
	Housing/Single Family – 1.3% (0.8% of Total Investments)
1,890	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	BBB	1,810,450
	5.050%, 2/01/29 (Alternative Minimum Tax)
130	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	136,057
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
620	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%,	2/16 at 100.00	BBB	637,565
	2/01/42 (Alternative Minimum Tax)
2,640	Total Housing/Single Family			2,584,072
	Long-Term Care – 0.3% (0.2% of Total Investments)
610	California Statewide Community Development Authority, Certificates of Participation, Internext	4/14 at 100.00	BBB+	611,800
	Group, Series 1999, 5.375%, 4/01/17
	Tax Obligation/General – 30.8% (19.7% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,445	6.000%, 11/01/39	11/19 at 100.00	A1	17,751,865
1,505	5.500%, 11/01/39	11/19 at 100.00	A1	1,620,479
5,100	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	5,516,415
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,000	5.000%, 9/01/31	No Opt. Call	A1	3,181,740
3,815	5.000%, 9/01/41	9/21 at 100.00	A1	3,883,441
1,300	5.000%, 10/01/41	10/21 at 100.00	A1	1,323,543
3,030	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA–	1,115,828
	Series 2010, 0.000%, 8/01/45 – AGM Insured
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	3,086,168
	NPFG Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	20,653
	5.250%, 8/01/21 – NPFG Insured
2,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	2,616,525
	2011, 5.000%, 8/01/41
5,000	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election	8/17 at 100.00	AAA	5,364,500
	of 2004 Series 2007B, 5.000%, 8/01/32
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	14,357,573
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
85,690	Total Tax Obligation/General			59,838,730
	Tax Obligation/Limited – 41.1% (26.4% of Total Investments)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	2/14 at 100.00	A2	3,009,480
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,090,810
	2009G-1, 5.750%, 10/01/30
1,390	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA	1,429,837
385	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	390,201
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
865	Chula Vista, California, Special Tax Bonds, Community Facilities District 12-1 McMillin Otay	2/14 at 100.00	N/R	866,194
	Ranch Village Seven, Series 2005, 5.250%, 9/01/30
645	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/14 at 100.00	A	617,852
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series
	2001, 5.000%, 9/01/31 – NPFG Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	5/14 at 100.00	A+	1,596,802
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
885	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	2/14 at 100.00	A–	886,434
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,175	13.601%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,045,609
825	13.601%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	659,637
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,796,851
	Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BB+	3,301,478
	5.000%, 9/01/35 – SYNCORA GTY Insured
810	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	788,802
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	196,256
445	5.125%, 9/01/36	9/16 at 100.00	N/R	429,607
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	780,726
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	A	10,192,400
	2006B, 5.000%, 9/01/31 – FGIC Insured
440	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	519,944
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,
	Refunding Series 2010:
1,000	5.875%, 3/01/32	3/20 at 100.00	A	1,036,370
1,500	6.000%, 3/01/36	3/20 at 100.00	A	1,582,065
160	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	174,792
	Project, Series 2011, 6.750%, 9/01/40
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	4,189,140
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,390	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/14 at 100.00	N/R	1,404,234
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	2/14 at 100.00	N/R	1,500,585
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	2/14 at 100.00	A	1,002,990
	Series 2003, 5.000%, 8/01/23 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,
	Senior Series 2013A:
1,175	5.250%, 9/01/30	9/23 at 100.00	N/R	1,150,560
1,055	5.750%, 9/01/39	9/23 at 100.00	N/R	1,052,078
190	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	187,621
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
150	6.000%, 9/01/33	2/14 at 100.00	N/R	152,399
330	6.125%, 9/01/41	2/14 at 100.00	N/R	332,693
2,630	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,711,320
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos	2/14 at 100.00	A	1,008,620
	Community Development Project, Series 2003A, 5.000%, 8/01/14 – NPFG Insured
525	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	553,460
	2011A, 5.750%, 9/01/30
95	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	104,885
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Community Facilites District 05-8, Scott Road, Special Tax Bonds
	Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	534,232
710	5.000%, 9/01/42	9/22 at 100.00	N/R	631,829
1,415	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	A	1,334,359
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	4,503,040
	5.400%, 11/01/20 – AMBAC Insured
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown	No Opt. Call	A	1,437,138
	Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured
500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	549,010
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	89,799
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
75	7.000%, 8/01/33	2/21 at 100.00	BBB	81,121
95	7.000%, 8/01/41	2/21 at 100.00	BBB	101,286
130	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	130,082
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/14 at 100.00	AA	3,549,246
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
1,825	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB	2,033,652
	Project, Series 2008B, 6.250%, 8/01/20
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	A–	5,827,500
	5.000%, 2/01/38 – AMBAC Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	2/14 at 100.00	A	2,896,885
	Series 2003, 5.000%, 6/01/23 – NPFG Insured
5,250	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel	3/14 at 100.00	A	5,297,618
	Community Improvement Projects, Subordinate Lien Series 2000, 5.250%, 9/01/25 – AMBAC Insured
130	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	136,746
	7.000%, 10/01/26
915	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	797,926
	District 03-02 Roripaugh, Series 2013, 5.450%, 9/01/26
600	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	694,902
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,283,709
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
225	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	253,854
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
81,730	Total Tax Obligation/Limited			79,906,666
	Transportation – 8.0% (5.1% of Total Investments)
2,715	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	No Opt. Call	AA	2,941,811
	2012F-1, 5.000%, 4/01/30
1,325	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	1,584,117
	Option Bond Trust 3211, 13.558%, 10/01/32 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,534,125
	Bonds, Series 1999, 5.875%, 1/15/29
2,975	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	3,049,167
	Airport, Senior Lien Series 2010D, 5.000%, 5/15/40
1,490	Port of Oakland, California, Reveue Refunding Bonds, Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	1,509,355
	(Alternative Minimum Tax)
15,005	Total Transportation			15,618,575
	U.S. Guaranteed – 7.5% (4.8% of Total Investments) (4)
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (4)	2,304,578
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	AAA	3,080,580
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20 (Pre-refunded 6/01/14)
960	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	987,485
	(Pre-refunded 7/01/14)
3,145	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	3,199,597
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/14 at 100.00	AA (4)	1,545,150
	2004C, 5.250%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AA– (4)	2,363,376
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
585	Rohnert Park Community Development Commission, California, Tax Allocation Bonds,	8/17 at 100.00	A (4)	643,810
	Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	372,327
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
13,900	Total U.S. Guaranteed			14,496,903
	Utilities – 3.2% (2.1% of Total Investments)
2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,328,143
	2007A, 5.500%, 11/15/37
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	740,614
	9/01/31 – SYNCORA GTY Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 –	2/14 at 100.00	A+	3,222,262
	NPFG Insured
6,200	Total Utilities			6,291,019
	Water and Sewer – 14.2% (9.1% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
4,250	5.000%, 10/01/30	4/23 at 100.00	AA–	4,602,361
1,000	5.000%, 10/01/34	4/23 at 100.00	AA–	1,058,840
5,900	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	4,815,521
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	530,878
	5.000%, 4/01/36 – NPFG Insured
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A:
6,250	5.250%, 7/01/39 (UB)	1/21 at 100.00	AA	6,660,375
2,000	5.000%, 7/01/41	1/21 at 100.00	AA	2,077,260
7,170	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	7,935,254
	Series 2010A, 5.250%, 5/15/28
27,090	Total Water and Sewer			27,680,489
$ 331,666	Total Long-Term Investments (cost $298,693,320)			303,207,176
	Floating Rate Obligations – (5.4)%			(10,420,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (54.3)% (5)			(105,600,000)
	Other Assets Less Liabilities – 3.7%			7,191,603
	Net Assets Applicable to Common Shares – 100%			$ 194,378,779

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

   Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

   Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

   Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$303,207,176	$ —	$303,207,176

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $288,102,080.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$13,222,078
Depreciation	(8,537,803)
Net unrealized appreciation (depreciation) of investments	$ 4,684,275

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014